Fees and Expenses - BNY Mellon Stock Index Fund, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Stock Index Fund, Inc.	Initial Shares		Service Shares
Management Fees (as a percentage of Assets)	0.25%		0.25%
Distribution and Service (12b-1) Fees	0.00%		0.25%
Component2 Other Expenses	0.00%	[1]	0.00%
Component3 Other Expenses	0.02%		0.02%
Other Expenses (as a percentage of Assets):	0.02%		0.02%
Expenses (as a percentage of Assets)	0.27%		0.52%
[1]	Amount was less than .01%.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Stock Index Fund, Inc. - USD ($)	Initial Shares	Service Shares
Expense Example, with Redemption, 1 Year	$ 28	$ 53
Expense Example, with Redemption, 3 Years	87	167
Expense Example, with Redemption, 5 Years	152	291
Expense Example, with Redemption, 10 Years	$ 343	$ 653

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.70% of the average value of its portfolio.

Portfolio Turnover, Rate	2.70%